The Millicom Group - A.2.2. Material Joint Ventures - Guatemala and Honduras (Details) - USD ($)		12 Months Ended
	Sep. 19, 2019	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2018	Dec. 31, 2016	[2]	Dec. 31, 2014
Disclosure of joint ventures [line items]
Depreciation and amortization		$ (1,100,000,000)	$ (803,000,000)		$ (812,000,000)
Operating profit (loss)		575,000,000	640,000,000	[1]	632,000,000	[1]
Profit before taxes from continuing operations		218,000,000	119,000,000	[1],[2]	172,000,000	[1],[2]
Charge for taxes, net		(120,000,000)	(112,000,000)	[1]	(162,000,000)	[1]
Net profit (loss) for the year		154,000,000	(26,000,000)	[1],[3]	69,000,000	[1],[3]
Share of profit in joint ventures			(68,000,000)		(6,000,000)
Total non-current assets (excluding goodwill)		10,210,000,000	8,785,000,000	[4],[5]
Total non-current liabilities		7,770,000,000	4,845,000,000	[4],[5]
Carrying value of investment in joint venture		2,797,000,000	2,867,000,000	[4],[5]	2,966,000,000		$ 2,989,000,000
Cash and cash equivalents		1,164,000,000	528,000,000	[2],[4],[5]	619,000,000	[2]		$ 646,000,000
Debt and financing – non-current		5,786,000,000	4,123,000,000	[4],[5]
Debt and financing – current		186,000,000	458,000,000	[4],[5]
Net cash from operating activities		801,000,000	792,000,000	[2]	820,000,000	[2]
Net cash from (used in) investing activities		(1,502,000,000)	(1,199,000,000)	[2]	(367,000,000)	[2]
Net cash from (used in) financing activities		1,355,000,000	341,000,000	[2]	(464,000,000)	[2]
Exchange impact on cash and cash equivalents,net		(8,000,000)	(33,000,000)	[2]	4,000,000	[2]
Net (decrease) increase in cash and cash equivalents		645,000,000	(98,000,000)	[2]	(8,000,000)	[2]
Impairments/reversal of impairment, net		1,000,000	1,000,000
Guatemala joint ventures
Disclosure of joint ventures [line items]
Revenue		1,434,000,000	1,373,000,000		1,328,000,000
Depreciation and amortization		(313,000,000)	(283,000,000)		(295,000,000)
Operating profit (loss)		429,000,000	387,000,000		352,000,000
Financial income (expenses), net		(66,000,000)	(56,000,000)		(60,000,000)
Profit before taxes from continuing operations		356,000,000	309,000,000		305,000,000
Charge for taxes, net		(79,000,000)	(69,000,000)		(74,000,000)
Net profit (loss) for the year		277,000,000	240,000,000		230,000,000
Share of profit in joint ventures		152,000,000	131,000,000		126,000,000
Dividends and advances paid to Millicom		209,000,000	211,000,000		162,000,000
Total non-current assets (excluding goodwill)		2,517,000,000	2,280,000,000		2,406,000,000
Total non-current liabilities		1,216,000,000	981,000,000		1,052,000,000
Total current assets		717,000,000	718,000,000		756,000,000
Current liabilities		251,000,000	221,000,000		220,000,000
Total net assets		$ 1,767,000,000	$ 1,796,000,000		$ 1,890,000,000
Group's share in %		55.00%	55.00%		55.00%
Group's share in USD millions		$ 972,000,000	$ 988,000,000		$ 1,040,000,000
Goodwill and consolidation adjustments		1,117,000,000	1,116,000,000		1,106,000,000
Carrying value of investment in joint venture		2,089,000,000	2,104,000,000		2,145,000,000
Cash and cash equivalents		189,000,000	217,000,000		303,000,000
Debt and financing – non-current		1,152,000,000	928,000,000		995,000,000
Debt and financing – current		21,000,000	0		0
Net cash from operating activities		588,000,000	545,000,000		498,000,000
Net cash from (used in) investing activities		(205,000,000)	(173,000,000)		(171,000,000)
Net cash from (used in) financing activities		(412,000,000)	(455,000,000)		(315,000,000)
Exchange impact on cash and cash equivalents,net		1,000,000	(3,000,000)		2,000,000
Net (decrease) increase in cash and cash equivalents		(28,000,000)	(86,000,000)		14,000,000
Impairments/reversal of impairment, net					10,000,000
Honduras joint ventures
Disclosure of joint ventures [line items]
Revenue		594,000,000	586,000,000		585,000,000
Depreciation and amortization		(132,000,000)	(133,000,000)		(156,000,000)
Operating profit (loss)		102,000,000	91,000,000		70,000,000
Financial income (expenses), net		(37,000,000)	(29,000,000)		(27,000,000)
Profit before taxes from continuing operations		60,000,000	52,000,000		41,000,000
Charge for taxes, net		(21,000,000)	(18,000,000)		(18,000,000)
Net profit (loss) for the year		39,000,000	34,000,000		23,000,000
Share of profit in joint ventures		27,000,000	23,000,000		15,000,000
Dividends and advances paid to Millicom		28,000,000	32,000,000		40,000,000
Total non-current assets (excluding goodwill)		516,000,000	506,000,000		576,000,000
Total non-current liabilities		469,000,000	386,000,000		407,000,000
Total current assets		312,000,000	304,000,000		208,000,000
Current liabilities		183,000,000	226,000,000		282,000,000
Total net assets		$ 176,000,000	$ 198,000,000		$ 95,000,000
Group's share in %		66.70%	66.70%		66.70%
Group's share in USD millions		$ 117,000,000	$ 132,000,000		$ 63,000,000
Goodwill and consolidation adjustments		591,000,000	598,000,000		663,000,000
Carrying value of investment in joint venture		708,000,000	730,000,000		726,000,000
Cash and cash equivalents		40,000,000	25,000,000		16,000,000
Debt and financing – non-current		384,000,000	298,000,000		308,000,000
Debt and financing – current		39,000,000	85,000,000		80,000,000
Net cash from operating activities		169,000,000	147,000,000		152,000,000
Net cash from (used in) investing activities		(77,000,000)	(87,000,000)		(74,000,000)
Net cash from (used in) financing activities		(77,000,000)	(50,000,000)		(74,000,000)
Net (decrease) increase in cash and cash equivalents		$ 15,000,000	$ 9,000,000		$ 3,000,000
6.875% Senior Notes
Disclosure of joint ventures [line items]
Notional amount										$ 800,000,000
Issuance price										98.233%
Telefonica Celular, S.A. de C.V. Credit Agreement
Disclosure of joint ventures [line items]
Notional amount	$ 185,000,000
Borrowings term	10 years
Telefonica Celular, S.A. de C.V. Credit Agreement, Tranche A
Disclosure of joint ventures [line items]
Notional amount	$ 100,000,000
Telefonica Celular, S.A. de C.V. Credit Agreement, Tranche B
Disclosure of joint ventures [line items]
Notional amount	60,000,000
Telefonica Celular, S.A. de C.V. Credit Agreement, Tranche C
Disclosure of joint ventures [line items]
Notional amount	25,000,000
Navega S.A. de C.V.
Disclosure of joint ventures [line items]
Notional amount	$ 20,000,000
Borrowings term	10 years
Scotiabank Facility March 27, 2015
Disclosure of joint ventures [line items]
Notional amount	$ 250,000,000
Banco Industrial S.A. Credit Agreement
Disclosure of joint ventures [line items]
Notional amount	$ 90,000,000
Fixed interest rate | 6.875% Senior Notes
Disclosure of joint ventures [line items]
Borrowings, interest rate										6.875%
Effective interest rate | 6.875% Senior Notes
Disclosure of joint ventures [line items]
Borrowings, interest rate										7.168%
LIBOR | Telefonica Celular, S.A. de C.V. Credit Agreement
Disclosure of joint ventures [line items]
Adjustment to interest rate basis	3.80%
LIBOR | Navega S.A. de C.V.
Disclosure of joint ventures [line items]
Adjustment to interest rate basis	3.80%
Floor | Telefonica Celular, S.A. de C.V. Credit Agreement
Disclosure of joint ventures [line items]
Borrowings, interest rate	5.25%
Floor | Navega S.A. de C.V.
Disclosure of joint ventures [line items]
Borrowings, interest rate	5.25%

[1]	Re-presented for discontinued operations (shown in note A.4.) 2018 and 2017 were not restated for the application of IFRS 16, and, additionally, 2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.
[2]	Re-presented for discontinued operations (shown in note A.4. and E.4.2.). 2018 and 2017 were not restated for the application of IFRS 16, and , additionally,2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.
[3]	Re-presented for discontinued operations (shown in note A.4.). 2018 and 2017 were not restated for the application of IFRS 16, and , additionally, 2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.
[4]	Not restated for the application of IFRS 16 as the Group elected the modified retrospective approach.
[5]	The consolidated statement of financial position at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).